Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 238,000	$ 238,000
Trade Names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	238,000	238,000
Favorable Leases
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	487,350	502,155
Accumulated Amortization	(194,797)	(180,074)
Net Amount	$ 292,553	$ 322,081